TRADE AND OTHER RECEIVABLES - Movements in the provision for bad and doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
At 1 January	$ 57	$ 71
Exchange adjustment	(3)	(3)
Net receivables provided during the year	4	3	$ 25
Utilisation of provision	(9)	(14)
At 31 December	$ 49	$ 57	$ 71